Related Party Transactions (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Fuzhou Tianyu [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due from related parties		$ 41	$ 42
Total due to related parties		48	84
Fujian Desheng [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due from related parties		40
Related Party [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due from related parties		81	42
Total due to related parties		1,704	2,414
Fujian Bafang [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due to related parties	[1]	1,622	1,694
Fuzhou Tianyu Management [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due to related parties		34	36
Yongteng Liu [Member]
Related Party Transactions (Details) - Schedule of Balances with Related Parties [Line Items]
Total due to related parties			$ 600

[1]	On December 10, 2007, the Company entered into an interest-free loan agreement with Fujian Bafang for a principal amount of approximately $1.4 million (RMB 9.6 million). Such loan is due on demand.